SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSThe Plan evaluated subsequent events from December 31, 2025 through June 25, 2026, the date these financial statements were issued. The Plan is not aware of any subsequent events that would require recognition or disclosure in the financial statements.